Operating Expenses - Summary of Consolidated Operating Expense (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Administrative expenses	[1],[2]	$ 1,385	$ 1,074	$ 958
Selling expenses	[2]	411	363	322
Total administrative and selling expenses		1,796	1,437	1,280
Distribution and logistics expenses		1,951	1,824	1,637
Total operating expenses		$ 3,747	$ 3,261	$ 2,917

[1]	All significant research and development activities are executed by several internal areas of Cemex as part of their daily activities. In 2023, 2022 and 2021, the total combined expenses of these departments recognized within administrative expenses were $55, $42 and $44, respectively.
[2]	In 2023, 2022 and 2021, administrative expenses include depreciation and amortization of $162, $140 and $137, respectively, and selling expenses include depreciation and amortization of $54 in 2023, $51 in 2022 and $49 in 2021.